Statements of Net Assets Available for Benefits - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Assets
Total investments at fair value	$ 28,708,611	$ 24,456,899
Receivables
True up match contribution receivable	86,212	96,609
Participant contribution receivable	47,186
Total receivables	133,398	96,609
Total assets	28,842,009	24,553,508
Liabilities
Distribution payable	3,640	4,151
NET ASSETS AVAILABLE FOR BENEFITS	28,838,369	24,549,357
Cash and Cash Equivalents
Assets
Total investments at fair value	574,862	633,263
Investments, at Fair Value
Assets
Total investments at fair value	17,278,999	16,602,167
Common Stock of River Financial Corporation, at Fair Value
Assets
Total investments at fair value	$ 10,854,750	$ 7,221,469